SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Due to Sponsor - related party (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 1,057,000
Related Party [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 686,000
Monterey Capital Acquisition Corporation
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party		$ 68,460	$ 9,960
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		0	0
Monterey Capital Acquisition Corporation | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party		68,460	9,960
Monterey Capital Acquisition Corporation | Sponsor | Unpaid monthly administrative service fees
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party		63,600	5,100
Monterey Capital Acquisition Corporation | Sponsor | Cash collected in connection with sale of founder shares to anchor investors
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party		$ 4,860	$ 4,860